Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ (22)	$ (18)
Non-current liability	677	597
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	633	687
Current service cost	11	14
Interest cost	20	18
Actuarial losses (gains) and changes in actuarial assumptions	79	(33)
Benefits paid	(21)	(24)
Divestiture	(68)
Foreign exchange	5	(29)
End of year	659	633
Beginning of year	406	443
Return on plan assets	78	(11)
Employer contributions	11	12
Benefits paid	(17)	(19)
Divestiture	(10)
Foreign exchange	10	(19)
End of year	478	406
Ending funded status	181	227
Non-current asset	(23)	(18)
Current liability	1	1
Liabilities held for sale		60
Non-current liability	203	184
Net amount	181	227
Unrecognized actuarial losses	(141)	(134)
Current service cost	11	14
Interest cost	20	18
Return on plan assets	(19)	(25)
Actuarial losses	4	4
Net periodic benefit cost	$ 16	$ 11